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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR/A
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-09913

AIM Counselor Series Trust (Invesco Counselor Series Trust)

(Exact name of registrant as specified in charter)
11 Greenway Plaza, Suite 2500     Houston, Texas 77046

(Address of principal executive offices)     (Zip code)
Philip A. Taylor 11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(713) 626-1919

Date of fiscal year end:	8/31

Date of reporting period:	2/28/11

     The Registrant is filing this Amendment to its Certified Shareholder Report on Form N-CSR filed with the Securities and Exchange Commission on May 9, 2011 to amend Item 1 “Reports to Stockholders” with respect to Invesco Van Kampen Growth and Income Fund’s semi-annual report. The purpose of this Amendment is to revise the maximum offering price per share and calculation for Class A shares in the “Statement of Assets and Liabilities” and the net assets, end of period (000s omitted) for Class B shares as of the year ended November 30, 2007 and the years ended for Class A, Class B, Class C, Class R and Class Y shares listed in Note 10 “Financial Highlights” in the annual report. Other than the aforementioned revisions this Form N-CSR/A does not reflect events occurring after the filing of the original Form N-CSR, or modify or update the disclosures therein in any way.

Item 1. Reports to Stockholders.

Invesco Van Kampen Growth and Income Fund
Semiannual Report to Shareholders ▪ February 28, 2011
Nasdaq:
A: ACGIX ▪ B: ACGJX ▪ C: ACGKX ▪ R: ACGLX ▪ Y: ACGMX ▪ Institutional: ACGQX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
8	Financial Statements
10	Notes to Financial Statements
16	Financial Highlights
18	Fund Expenses
For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 8/31/10 to 2/28/11, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	28.33%

Class B Shares	28.28

Class C Shares	27.88

Class R Shares	28.16

Class Y Shares	28.45

Institutional Class Shares	28.58

Russell 1000 Value Index▼ (Style-Specific Index)	26.30

Lipper Large-Cap Value Funds Index▼ (Peer Group Index)	26.47

S&P500 Index▼ (Broad Market Index)	27.73

▼Lipper Inc.
The Fund recently adopted a three-tier benchmark structure to compare its performance to broad market, style-specific and peer group market measures.
The S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.
     The Russell 1000® Value Index is an unmanaged index considered representative of large-cap value stocks. The Russell 1000 Value Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.
     The Lipper Large-Cap Value Funds Index is an unmanaged index considered representative of large-cap value funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2 Invesco Van Kampen Growth and Income Fund

Average Annual Total Returns
As of 2/28/11, including maximum applicable
sales charges

Class A Shares

Inception (8/1/46)	9.40%

10 Years	4.40

5 Years	2.21

1 Year	12.72

Class B Shares

Inception (8/2/93)	9.38%

10 Years	4.59

5 Years	3.00

1 Year	14.09

Class C Shares

Inception (8/2/93)	8.96%

10 Years	4.23

5 Years	2.63

1 Year	17.44

Class R Shares

Inception (10/1/02)	8.43%

5 Years	3.11

1 Year	19.02

Class Y Shares

Inception (10/19/04)	6.51%

5 Years	3.63

1 Year	19.60

Institutional Class Shares

10 Years	5.02%

5 Years	3.44

1 Year	19.64

Effective June 1, 2010, Class A, Class B, Class C, Class R and Class I shares of the predecessor fund advised by Van Kampen Asset Management were reorganized into Class A, Class B, Class C, Class R and Class Y shares, respectively, of Invesco Van Kampen Growth and Income Fund. Returns shown above for Class A, Class B, Class C, Class R and Class Y shares are blended returns of the predecessor fund and Invesco Van Kampen Growth and Income Fund. Share class returns will differ from the predecessor fund because of different expenses.
     Institutional Class shares incepted on June 1, 2010. Performance shown prior to that date is that of the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may

Average Annual Total Returns
As of 12/31/10, the most recent calendar quarter-end, including maximum applicable sales charges

Class A Shares

Inception (8/1/46)	9.31%

10 Years	3.17

5 Years	1.30

1 Year	6.43

Class B Shares

Inception (8/2/93)	9.07%

10 Years	3.35

5 Years	2.07

1 Year	7.44

Class C Shares

Inception (8/2/93)	8.65%

10 Years	3.00

5 Years	1.71

1 Year	10.80

Class R Shares

Inception (10/1/02)	7.76%

5 Years	2.20

1 Year	12.37

Class Y Shares

Inception (10/19/04)	5.57%

5 Years	2.72

1 Year	12.92

Institutional Class Shares

10 Years	3.78%

5 Years	2.52

1 Year	12.97

be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y and Institutional Class shares was 0.75%, 0.90%, 1.50%, 1.00%, 0.50% and 0.45%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. For shares purchased prior to June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the sixth year. For shares purchased on or after June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y and Institutional Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

3 Invesco Van Kampen Growth and Income Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
With 2010 behind us, now is a good time to review our portfolios and ensure that we are adhering to a long-term, diversified investment strategy, which I’ve mentioned in previous letters. The year was notable for a number of reasons, but I’m sure most of us are grateful for a return to more stable markets and growing signs that the worst of the economic crisis is behind us.
     Your Board continued to oversee the Invesco Funds with a strong sense of responsibility for your savings and a deep appreciation for your continued trust. As always, we worked throughout 2010 to manage costs and ensure Invesco continued to place investor interests first.
     I’m pleased to report that the latest report from Morningstar affirmed the work we’ve done and included a number of positive comments regarding your Board’s oversight of the Invesco Funds. As background, Morningstar is a leading independent provider of investment research in North America, Europe, Australia and Asia. Morningstar stated, “A fund board’s duty is to represent the interests of fund shareholders, ensuring that the funds that it oversees charge reasonable fees and are run by capable advisors with a sound investment process.”
     Morningstar maintained your Fund Board’s “A” grade for Board Quality, praising the Board for taking “meaningful steps in recent years to act in fund shareholders’ interests.”1 These steps included becoming much more proactive and vocal in overseeing how Invesco votes the funds’ shareholders’ proxies and requiring each fund trustee to invest more than one year’s board compensation in Invesco funds, further aligning our interests with those of our shareholders. Morningstar also cited the work I’ve done to make myself more available to fund shareholders via email.
     I am also pleased that Morningstar recognized the effort and the Fund Board’s efforts over the past several years to work together with management at Invesco to enhance performance and sharpen the focus on investors.
     Let me close by wishing you a happy and prosperous new year. As always, you’re welcome to contact me at bruce@brucecrockett.com with any questions or concerns you have. We look forward to representing you and serving you in the new year.
Sincerely,

Bruce L. Crockett, Independent Chair, Invesco Funds Board of Trustees

1	Among the criteria Morningstar considers when evaluating a fund board are the degree to which the board is independent of the fund company; board members’ financial interests are aligned with those of fund shareholders; the board acts in fund shareholders’ interests; and the board works constructively with company management and investment personnel. Morningstar first awarded an “A” rating to the Invesco Funds board on September 13, 2007; that rating has been maintained in subsequent reports, the most recent of which was released December 17, 2010. Ratings are subject to change, usually every 12 to 24 months. Morningstar ratings range from “A” to “F.”

Philip Taylor
Dear Shareholders:
Enclosed is important information about your Fund and its performance. At Invesco, investment excellence is our goal across our product line. Let me explain what that means. All of our funds are managed by specialized teams of investment professionals. Each team has a discrete investment perspective and philosophy, and all follow disciplined, repeatable processes governed by strong risk oversight. Our investment-centric culture provides an environment that seeks to reduce distractions, allowing our fund managers to concentrate on what they do best – manage your money.
     The importance of a broad product line and investment management expertise is obvious given the markets we’ve experienced over the last two to three years. We’ve seen that investment strategies can outperform or underperform their benchmark indexes for a variety of reasons, including where we are in the market cycle, and whether prevailing economic conditions are favorable or unfavorable for that strategy. That’s why no investment strategy can guarantee top-tier performance at all times. What investors can expect, and what Invesco offers, are funds that are managed according to their stated investment objectives and strategies, with robust risk oversight using consistent, repeatable investment processes that don’t change as short-term external conditions change – investments managed for the long term. This disciplined approach can’t guarantee a profit; no investment can do that, since all involve some measure of risk. But it can ensure that your money is managed the way we said it would be.
     This adherence to stated investment objectives and strategies allows your financial advisor to build a diversified portfolio that meets your individual risk tolerance and financial goals.
     If you have questions about your account, please contact one of our client service representatives at 800 959 4246. If you have a general Invesco-related question or comment for me, I invite you to email me directly at phil@invesco.com. All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,

Philip Taylor, Senior Managing Director, Invesco Ltd.
4 Invesco Van Kampen Growth and Income Fund

Schedule of Investments(a)

February 28, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–95.84%
Air Freight & Logistics–0.47%
FedEx Corp.	391,348	$35,229,147

Asset Management & Custody Banks–0.98%
State Street Corp.	1,650,379	73,804,949

Automobile Manufacturers–0.95%
Ford Motor Co.(b)	2,337,359	35,177,253

General Motors Co.(b)	1,073,447	35,992,678

		71,169,931

Cable & Satellite–3.32%
Comcast Corp.–Class A	5,685,675	146,462,988

Time Warner Cable Inc.	1,433,755	103,488,436

		249,951,424

Communications Equipment–0.87%
Cisco Systems, Inc.(b)	3,545,450	65,803,552

Computer Hardware–2.77%
Dell Inc.(b)	6,196,449	98,089,788

Hewlett-Packard Co.	2,530,169	110,391,273

		208,481,061

Consumer Electronics–1.11%
Sony Corp.–ADR (Japan)	2,263,992	83,405,465

Data Processing & Outsourced Services–1.18%
Western Union Co.	4,034,603	88,720,920

Diversified Banks–1.55%
U.S. Bancorp	1,701,387	47,179,462

Wells Fargo & Co.	2,154,813	69,514,267

		116,693,729

Diversified Chemicals–1.85%
Dow Chemical Co. (The)	1,888,466	70,175,396

PPG Industries, Inc.	777,397	68,706,347

		138,881,743

Diversified Support Services–0.51%
Cintas Corp.	1,355,012	38,102,938

Drug Retail–1.54%
Walgreen Co.	2,681,136	116,200,434

Electric Utilities–3.67%
American Electric Power Co., Inc.	3,942,062	141,046,978

Edison International	1,112,172	41,283,825

Entergy Corp.	601,537	42,829,434

FirstEnergy Corp.	1,323,946	50,707,132

		275,867,369

Food Distributors–0.99%
Sysco Corp.	2,672,017	74,255,353

Health Care Distributors–0.68%
Cardinal Health, Inc.	1,232,520	51,322,133

Health Care Equipment–0.93%
Covidien PLC (Ireland)	515,792	26,537,498

Medtronic, Inc.	1,068,642	42,660,189

		69,197,687

Home Improvement Retail–1.38%
Home Depot, Inc. (The)	2,772,488	103,885,125

Household Products–2.10%
Energizer Holdings, Inc.(b)	205,728	13,748,802

Procter & Gamble Co. (The)	2,291,249	144,463,250

		158,212,052

Human Resource & Employment Services–1.14%
Manpower Inc.	761,666	48,365,791

Robert Half International, Inc.	1,179,391	37,622,573

		85,988,364

Industrial Conglomerates–6.12%
General Electric Co.	14,726,416	308,076,623

Tyco International Ltd.	3,363,477	152,500,047

		460,576,670

Industrial Machinery–1.47%
Dover Corp.	510,268	32,784,719

Ingersoll-Rand PLC (Ireland)	1,724,390	78,114,867

		110,899,586

Insurance Brokers–2.77%
Marsh & McLennan Cos., Inc.	6,845,135	208,365,909

Integrated Oil & Gas–8.25%
ConocoPhillips	733,007	57,079,255

Exxon Mobil Corp.	1,018,312	87,096,225

Hess Corp.	1,567,268	136,399,334

Occidental Petroleum Corp.	1,846,061	188,242,840

Royal Dutch Shell PLC–ADR (United Kingdom)	2,103,015	151,942,834

		620,760,488

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Van Kampen Growth and Income Fund

	Shares	Value

Integrated Telecommunication Services–1.07%
Verizon Communications Inc.	2,172,777	$80,218,927

Internet Software & Services–3.25%
eBay Inc.(b)	4,957,537	166,102,277

Yahoo! Inc.(b)	4,769,339	78,217,160

		244,319,437

Investment Banking & Brokerage–3.00%
Charles Schwab Corp. (The)	5,956,526	112,995,298

Morgan Stanley	3,809,573	113,068,127

		226,063,425

IT Consulting & Other Services–0.89%
Amdocs Ltd.(b)	2,252,476	67,213,884

Life & Health Insurance–0.83%
Principal Financial Group, Inc.	1,823,017	62,456,562

Managed Health Care–2.00%
UnitedHealth Group Inc.	3,542,927	150,857,832

Movies & Entertainment–4.02%
Time Warner Inc.	3,281,404	125,349,633

Viacom Inc.–Class B	3,974,298	177,492,149

		302,841,782

Office Services & Supplies–0.58%
Avery Dennison Corp.	1,087,965	43,431,563

Oil & Gas Equipment & Services–2.37%
Baker Hughes Inc.	234,974	16,694,903

Cameron International Corp.(b)	524,958	31,040,766

Schlumberger Ltd.	1,401,412	130,919,909

		178,655,578

Oil & Gas Exploration & Production–3.99%
Anadarko Petroleum Corp.	2,104,032	172,172,938

Devon Energy Corp.	952,516	87,098,063

Noble Energy, Inc.	441,404	40,900,495

		300,171,496

Oil & Gas Storage & Transportation–0.51%
Williams Cos., Inc. (The)	1,257,037	38,163,643

Other Diversified Financial Services–7.92%
Bank of America Corp.	10,045,853	143,555,239

Citigroup Inc.(b)	20,126,507	94,192,053

JPMorgan Chase & Co.	7,673,311	358,266,891

		596,014,183

Packaged Foods & Meats–2.44%
Kraft Foods Inc.–Class A	3,098,709	98,662,894

Unilever NV–New York Shares (Netherlands)	2,799,899	84,668,946

		183,331,840

Personal Products–1.50%
Avon Products, Inc.	4,067,238	113,109,889

Pharmaceuticals–5.49%
Abbott Laboratories	969,632	46,639,299

Bristol-Myers Squibb Co.	4,100,552	105,835,247

Merck & Co., Inc.	1,746,311	56,877,349

Pfizer Inc.	8,290,089	159,501,313

Roche Holding AG–ADR (Switzerland)	1,184,043	44,619,003

		413,472,211

Property & Casualty Insurance–0.68%
Chubb Corp. (The)	843,393	51,177,087

Regional Banks–3.22%
BB&T Corp.	1,488,917	41,094,109

Fifth Third Bancorp	2,723,782	39,767,217

PNC Financial Services Group, Inc.	2,100,579	129,605,725

Regions Financial Corp.	4,156,911	31,758,800

		242,225,851

Semiconductors–0.89%
Intel Corp.	3,129,992	67,200,928

Soft Drinks–1.16%
Coca-Cola Co. (The)	805,957	51,516,771

Coca-Cola Enterprises Inc.	1,360,909	35,791,907

		87,308,678

Specialty Chemicals–0.50%
LyondellBasell Industries N.V.–Class A (Netherlands)(b)	988,351	37,636,406

Systems Software–1.26%
Microsoft Corp.	3,576,609	95,066,267

Wireless Telecommunication Services–1.67%
Vodafone Group PLC–ADR (United Kingdom)	4,393,178	125,732,754

Total Common Stocks & Other Equity Interests (Cost $6,046,881,403)		7,212,446,252

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Van Kampen Growth and Income Fund

	Shares	Value

Money Market Funds–3.96%
Liquid Assets Portfolio–Institutional Class(c)	149,161,813	$149,161,813

Premier Portfolio–Institutional Class(c)	149,161,813	149,161,813

Total Money Market Funds (Cost $298,323,626)		298,323,626

TOTAL INVESTMENTS–99.80% (Cost $6,345,205,029)		7,510,769,878

OTHER ASSETS LESS LIABILITIES–0.20%		14,854,180

NET ASSETS–100.00%		$7,525,624,058

Investment Abbreviation:

ADR	– American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on net assets
as of February 28, 2011

Financials	21.0%

Energy	15.1

Information Technology	11.1

Consumer Discretionary	10.8

Industrials	10.3

Consumer Staples	9.7

Health Care	9.1

Utilities	3.7

Telecommunication Services	2.7

Materials	2.3

Money Market Funds Plus Other Assets Less Liabilities	4.2

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Van Kampen Growth and Income Fund

Statement of Assets and Liabilities

February 28, 2011
(Unaudited)

Assets:
Investments, at value (Cost $6,046,881,403)	$7,212,446,252

Investments in affiliated money market funds, at value and cost	298,323,626

Total investments, at value (Cost $6,345,205,029)	7,510,769,878

Receivable for:
Investments sold	15,518,791

Fund shares sold	16,528,811

Dividends	16,861,105

Fund expenses absorbed	180,863

Investment for trustee deferred compensation and retirement plans	9,529

Other assets	49,627

Total assets	7,559,918,604

Liabilities:
Payable for:
Investments purchased	2,562,776

Fund shares reacquired	26,845,946

Accrued fees to affiliates	4,310,857

Accrued other operating expenses	536,502

Trustee deferred compensation and retirement plans	38,465

Total liabilities	34,294,546

Net assets applicable to shares outstanding	$7,525,624,058

Net assets consist of:
Shares of beneficial interest	$6,883,554,701

Undistributed net investment income	13,023,403

Undistributed net realized gain (loss)	(536,518,895)

Unrealized appreciation	1,165,564,849

$7,525,624,058

Net Assets:
Class A	$4,945,425,345

Class B	$244,494,037

Class C	$313,406,713

Class R	$159,014,272

Class Y	$1,708,407,620

Institutional Class	$154,876,071

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	241,234,312

Class B	12,017,109

Class C	15,435,419

Class R	7,754,540

Class Y	83,268,061

Institutional Class	7,539,305

Class A:
Net asset value per share	$20.50

Maximum offering price per share
(Net asset value of $20.50 divided by 94.50%)	$21.69

Class B:
Net asset value and offering price per share	$20.35

Class C:
Net asset value and offering price per share	$20.30

Class R:
Net asset value and offering price per share	$20.51

Class Y:
Net asset value and offering price per share	$20.52

Institutional Class:
Net asset value and offering price per share	$20.54

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Van Kampen Growth and Income Fund

Statement of Operations

For the six months ended February 28, 2011
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $532,310)	$68,392,954

Dividends from affiliated money market funds	192,352

Total investment income	68,585,306

Expenses:
Advisory fees	12,199,166

Administrative services fees	350,916

Custodian fees	83,012

Distribution fees:
Class A	5,742,605

Class B	341,512

Class C	1,470,914

Class R	358,287

Transfer agent fees — A, B, C, R and Y	7,424,726

Transfer agent fees — Institutional	2,770

Trustees’ and officers’ fees and benefits	87,283

Other	5,400

Total expenses	28,066,591

Less: Fees waived and expense offset arrangement(s)	(226,189)

Net expenses	27,840,402

Net investment income	40,744,904

Net realized gain from investment securities	207,593,729

Change in net unrealized appreciation of investment securities	1,435,002,166

Net realized and unrealized gain	1,642,595,895

Net increase in net assets resulting from operations	$1,683,340,799

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Invesco Van Kampen Growth and Income Fund

Statement of Changes in Net Assets

For the six months ended February 28, 2011, the nine months ended August 31, 2010 and the year ended November 30, 2009
(Unaudited)

	For the	For the	For the
	six months ended	nine months ended	year ended
	February 28,	August 31,	November 30,
	2011	2010	2009

Operations:
Net investment income	$40,744,904	$66,058,781	$87,509,634

Net realized gain (loss)	207,593,729	227,794,122	(393,154,825)

Change in net unrealized appreciation (depreciation)	1,435,002,166	(655,291,184)	1,496,446,937

Net increase (decrease) in net assets resulting from operations	1,683,340,799	(361,438,281)	1,190,801,746

Distributions to shareholders from net investment income:
Class A	(24,141,296)	(46,288,757)	(70,464,829)

Class B	(1,138,394)	(2,797,501)	(5,807,436)

Class C	(505,750)	(1,469,851)	(3,052,534)

Class R	(572,537)	(966,152)	(1,240,399)

Class Y	(9,220,263)	(14,834,399)	(16,453,885)

Institutional Class	(398,507)	(7,403)	—

Total distributions from net investment income	(35,976,747)	(66,364,063)	(97,019,083)

Share transactions–net:
Class A	(286,817,669)	(79,552,064)	(678,175,907)

Class B	(46,428,347)	(73,657,762)	(106,688,362)

Class C	(26,882,743)	(28,153,841)	(45,428,209)

Class R	2,607,780	23,921,215	8,022,019

Class Y	147,700,343	200,227,325	59,355,169

Institutional Class	94,356,258	42,659,039	—

Net increase (decrease) in net assets resulting from share transactions	(115,464,378)	85,443,912	(762,915,290)

Net increase (decrease) in net assets	1,531,899,674	(342,358,432)	330,867,373

Net assets:
Beginning of period	5,993,724,384	6,336,082,816	6,005,215,443

End of period (includes undistributed net investment income of $13,023,403, $8,255,246 and $8,560,528, respectively)	$7,525,624,058	$5,993,724,384	$6,336,082,816

Notes to Financial Statements

February 28, 2011
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Van Kampen Growth and Income Fund (the “Fund”), is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  Prior to June 1, 2010, the Fund operated as Van Kampen Growth and Income Fund (the “Acquired Fund”). The Acquired Fund was reorganized on June 1, 2010 (The “Reorganization Date”) through the transfer of all its assets and liabilities to the Fund (the “Reorganization”).
  Upon closing of the Reorganization, holders of the Acquired Fund’s Class A, Class B, Class C, Class R and Class I shares received Class A, Class B, Class C, Class R and Class Y shares, respectively, of the Fund.
  Information for the Acquired Fund’s — Class I shares prior to the Reorganization is included with Class Y shares of the Fund throughout this report.
  The Fund’s investment objective is income and long-term growth of capital.

10        Invesco Van Kampen Growth and Income Fund

  The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class R, Class Y and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y and Institutional Class shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase. Redemption of Class B shares prior to conversion date will be subject to a CDSC.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in

11        Invesco Van Kampen Growth and Income Fund

the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income are declared and paid quarterly and are recorded on ex-dividend date. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

12        Invesco Van Kampen Growth and Income Fund

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate

First $150 million	0.50%

Next $100 million	0.45%

Next $100 million	0.40%

Over $350 million	0.35%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provides discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y and Institutional Class shares to 0.88%, 1.63%, 1.63%, 1.13%, 0.63% and 0.63% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012.
  Further, the Adviser has contractually agreed, through at least June 30, 2011, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
  For the six months ended February 28, 2011, the Adviser waived advisory fees of $221,585.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2011, expenses incurred under these agreements are shown in the Statement of Operations as administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2011, expenses incurred under these agreements are shown in the Statement of Operations as transfer agent fees.
  Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A shares, Class B shares, Class C shares and Class R shares to compensate IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets and up to 0.50% of Class R average daily net assets.
  With respect to Class B and Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class B and Class C maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses.
  For the six months ended February 28, 2011, expenses incurred under these agreements are shown in the Statement of Operations as distribution fees.
  Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. For the six months ended February 28, 2011, IDI advised the Fund that IDI retained $160,244 in front-end sales commissions from the sale of Class A shares and $378, $114,155 and $9,286 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders
  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs

13        Invesco Van Kampen Growth and Income Fund

(Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of February 28, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended February 28, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$7,466,150,875	$44,619,003	$—	$7,510,769,878

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended February 28, 2011, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $4,604.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended February 28, 2011, the Fund paid legal fees of $6,616 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of August 31, 2010 which expires as follows:

Capital Loss
Expiration	Carryforward*

August 31, 2017	$731,993,141

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

14        Invesco Van Kampen Growth and Income Fund

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2011 was $827,193,480 and $991,736,304, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$1,235,467,762

Aggregate unrealized (depreciation) of investment securities	(82,022,396)

Net unrealized appreciation of investment securities	$1,153,445,366

Cost of investments for tax purposes is $6,357,324,512.

NOTE 9—Share Information

	Summary of Share Activity

	Six months ended				Nine months ended				Year ended
	February 28, 2011(a)				August 31, 2010				November 30, 2009
	Shares		Amount		Shares		Amount		Shares	Amount

Sold:
Class A	19,371,561	(b)	$363,777,997	(b)	40,694,820	(c)	$707,176,618	(c)	57,927,682	$807,430,785

Class B	322,857		5,838,544		934,228		16,167,953		2,148,011	29,667,060

Class C	540,391		10,128,706		1,252,711		21,780,200		2,037,857	28,300,443

Class R	1,132,038		21,077,250		2,423,181		42,296,238		2,343,353	33,092,151

Class Y	18,875,607		351,894,763		29,182,798		503,102,992		27,202,880	396,177,523

Institutional Class	6,898,314		128,768,603		2,638,781		43,251,096		—	—

Issued as reinvestment of dividends:
Class A	1,263,180		22,496,725		2,544,181		43,649,414		4,949,122	66,221,754

Class B	59,892		1,056,519		154,168		2,633,398		411,733	5,438,004

Class C	25,575		449,336		69,351		1,190,861		192,064	2,487,495

Class R	32,076		571,748		50,681		870,627		82,308	1,099,777

Class Y	490,807		8,759,106		714,655		12,230,024		956,393	12,847,279

Institutional Class	22,114		398,471		3		38		—	—

Reacquired:
Class A	(36,058,266)		(673,092,391)		(48,110,313)		(830,378,096)		(119,809,171)	(1,551,828,446)

Class B	(2,876,603	)(b)	(53,323,410	)(b)	(5,374,410	)(c)	(92,459,113	)(c)	(10,314,145)	(141,793,426)

Class C	(2,039,955)		(37,460,785)		(2,985,220)		(51,124,902)		(5,586,391)	(76,216,147)

Class R	(1,014,756)		(19,041,218)		(1,113,115)		(19,245,650)		(1,842,190)	(26,169,909)

Class Y	(11,159,573)		(212,953,526)		(18,516,612)		(315,105,691)		(25,304,022)	(349,669,633)

Institutional Class	(1,984,713)		(34,810,816)		(35,194)		(592,095)		—	—

Net increase (decrease) in share activity	(6,099,454)		$(115,464,378)		4,524,694		$85,443,912		(64,604,516)	$(762,915,290)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 21% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially. In addition, 1% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are mutual funds that are advised by Invesco.
(b)	Includes automatic conversion of 1,450,822 Class B shares into 1,439,377 Class A shares at a value of $27,024,808.
(c)	Includes automatic conversion of 1,668,282 Class B shares into 1,654,934 Class A shares at a value of $28,323,179.

15        Invesco Van Kampen Growth and Income Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

												Ratio of		Ratio of
			Net gains									expenses		expenses
			(losses) on									to average		to average net		Ratio of net
	Net asset		securities		Dividends	Distributions						net assets		assets without		investment
	value,	Net	(both	Total from	from net	from net		Net asset			Net assets,	with fee waivers		fee waivers		income
	beginning	investment	realized and	investment	investment	realized	Total	value, end	Total		end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	gains	Distributions	of period	return		(000s omitted)	absorbed		absorbed		net assets		turnover(b)

Class A
Six months ended 02/28/11	$16.06	$0.11	$4.43	$4.54	$(0.10)	$—	$(0.10)	$20.50	28.33	%(c)	$4,945,425	0.83	%(d)	0.84	%(d)	1.17	%(d)	13%
Nine months ended 08/31/10	17.19	0.18	(1.13)	(0.95)	(0.18)	—	(0.18)	16.06	(5.60	)(c)	4,122,779	0.74		0.74		1.36		23
Year ended 11/30/09	13.87	0.23	3.34	3.57	(0.25)	—	(0.25)	17.19	26.24	(e)	4,496,159	0.88		0.88		1.58		51
Year ended 11/30/08	22.72	0.33	(7.86)	(7.53)	(0.37)	(0.95)	(1.32)	13.87	(35.05	)(e)	4,416,052	0.79		0.79		1.78		42
Year ended 11/30/07	22.62	0.36	1.21	1.57	(0.39)	(1.08)	(1.47)	22.72	7.26	(e)	7,793,361	0.77		0.77		1.58		26
Year ended 11/30/06	21.72	0.35	2.43	2.78	(0.31)	(1.57)	(1.88)	22.62	13.76	(e)	7,711,863	0.79		0.79		1.66		30
Year ended 11/30/05	19.55	0.26	2.38	2.64	(0.25)	(0.22)	(0.47)	21.72	13.74	(e)	6,439,404	0.80		0.80		1.27		43

Class B
Six months ended 02/28/11	15.93	0.10	4.40	4.50	(0.08)	—	(0.08)	20.35	28.34	(c)(f)	244,494	0.86	(d)(f)	0.87	(d)(f)	1.14	(d)(f)	13
Nine months ended 08/31/10	17.05	0.16	(1.12)	(0.96)	(0.16)	—	(0.16)	15.93	(5.69	)(c)(f)	231,193	0.89	(f)	0.89	(f)	1.21	(f)	23
Year ended 11/30/09	13.76	0.22	3.32	3.54	(0.25)	—	(0.25)	17.05	26.32	(g)(h)	320,577	0.89	(h)	0.89	(h)	1.59	(h)	51
Year ended 11/30/08	22.57	0.32	(7.81)	(7.49)	(0.37)	(0.95)	(1.32)	13.76	(35.09	)(g)(h)	365,277	0.84	(h)	0.84	(h)	1.72	(h)	42
Year ended 11/30/07	22.47	0.34	1.20	1.54	(0.36)	(1.08)	(1.44)	22.57	7.18	(g)(h)	777,590	0.85	(h)	0.85	(h)	1.50	(h)	26
Year ended 11/30/06	21.52	0.34	2.41	2.75	(0.23)	(1.57)	(1.80)	22.47	13.70	(g)(h)	869,869	0.84	(h)	0.84	(h)	1.60	(h)	30
Year ended 11/30/05	19.37	0.10	2.37	2.47	(0.10)	(0.22)	(0.32)	21.52	12.93	(g)	916,588	1.56		1.56		0.50		43

Class C
Six months ended 02/28/11	15.91	0.04	4.38	4.42	(0.03)	—	(0.03)	20.30	27.82	(c)	313,407	1.58	(d)	1.59	(d)	0.42	(d)	13
Nine month ended 08/31/10	17.03	0.08	(1.12)	(1.04)	(0.08)	—	(0.08)	15.91	(6.13	)(c)	269,051	1.49		1.49		0.61		23
Year ended 11/30/09	13.74	0.12	3.32	3.44	(0.15)	—	(0.15)	17.03	25.36	(h)(i)	316,283	1.62	(h)	1.62	(h)	0.84	(h)	51
Year ended 11/30/08	22.53	0.20	(7.81)	(7.61)	(0.23)	(0.95)	(1.18)	13.74	(35.54	)(h)(i)	301,306	1.51	(h)	1.51	(h)	1.06	(h)	42
Year ended 11/30/07	22.43	0.20	1.21	1.41	(0.23)	(1.08)	(1.31)	22.53	6.53	(h)(i)	591,037	1.48	(h)	1.48	(h)	0.87	(h)	26
Year ended 11/30/06	21.56	0.19	2.41	2.60	(0.16)	(1.57)	(1.73)	22.43	12.88	(i)	620,565	1.54		1.54		0.91		30
Year ended 11/30/05	19.41	0.10	2.37	2.47	(0.10)	(0.22)	(0.32)	21.56	12.90	(i)	557,234	1.56		1.56		0.51		43

Class R
Six months ended 02/28/11	16.07	0.08	4.43	4.51	(0.07)	—	(0.07)	20.51	28.16	(c)	159,014	1.08	(d)	1.09	(d)	0.91	(d)	13
Nine months ended 08/31/10	17.19	0.14	(1.11)	(0.97)	(0.15)	—	(0.15)	16.07	(5.72	)(c)	122,188	0.99		0.99		1.11		23
Year ended 11/30/09	13.87	0.18	3.35	3.53	(0.21)	—	(0.21)	17.19	26.00	(j)	107,371	1.13		1.13		1.29		51
Year ended 11/30/08	22.73	0.29	(7.88)	(7.59)	(0.32)	(0.95)	(1.27)	13.87	(35.25	)(j)	78,522	1.04		1.04		1.53		42
Year ended 11/30/07	22.62	0.30	1.22	1.52	(0.33)	(1.08)	(1.41)	22.73	7.03	(j)	140,227	1.02		1.02		1.33		26
Year ended 11/30/06	21.72	0.31	2.42	2.73	(0.26)	(1.57)	(1.83)	22.62	13.48	(j)	128,511	1.04		1.04		1.46		30
Year ended 11/30/05	19.55	0.21	2.38	2.59	(0.20)	(0.22)	(0.42)	21.72	13.46	(j)	45,135	1.05		1.05		1.02		43

Class Yˆ
Six months ended 02/28/11	16.08	0.13	4.43	4.56	(0.12)	—	(0.12)	20.52	28.45	(c)	1,708,408	0.58	(d)	0.59	(d)	1.41	(d)	13
Nine months ended 08/31/10	17.21	0.21	(1.13)	(0.92)	(0.21)	—	(0.21)	16.08	(5.41	)(c)	1,206,652	0.49		0.49		1.61		23
Year ended 11/30/09	13.88	0.26	3.35	3.61	(0.28)	—	(0.28)	17.21	26.60	(k)	1,095,692	0.63		0.63		1.81		51
Year ended 11/30/08	22.74	0.38	(7.87)	(7.49)	(0.42)	(0.95)	(1.37)	13.88	(34.90	)(k)	844,058	0.54		0.54		2.04		42
Year ended 11/30/07	22.63	0.41	1.23	1.64	(0.45)	(1.08)	(1.53)	22.74	7.57	(k)	1,185,286	0.52		0.52		1.83		26
Year ended 11/30/06	21.73	0.41	2.43	2.84	(0.37)	(1.57)	(1.94)	22.63	13.98	(k)	881,182	0.54		0.54		1.92		30
Year ended 11/30/05	19.55	0.28	2.42	2.70	(0.30)	(0.22)	(0.52)	21.73	14.11	(k)	781,610	0.57		0.57		1.41		43

Institutional Class
Six months ended 02/28/11	16.08	0.15	4.43	4.58	(0.12)	—	(0.12)	20.54	28.58	(c)	154,876	0.37	(d)	0.38	(d)	1.63	(d)	13
Nine months ended 08/31/10(l)	16.48	0.05	(0.39)	(0.34)	(0.06)	—	(0.06)	16.08	(2.05	)(c)	41,861	0.45		0.45		1.31		23

(a)	Calculated using average shares outstanding.
(b)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $4,639,229, $247,128, $296,900, $144,516, $1,506,869 and $86,937 for Class A, Class B, Class C, Class R, Class Y and Institutional Class, respectively.
(e)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of the Fund shares.
(f)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.28% and 0.40% for the six months ended February 28, 2011 and nine months ended August 31, 2010, respectively.

16        Invesco Van Kampen Growth and Income Fund

(g)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(h)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of less than 1%.
(i)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(j)	Assumes reinvestment of all distributions for the period. These returns include combined Rule 12b-1 fees and service fees of up to 0.50% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(k)	Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(l)	Commencement date of June 1, 2010.
ˆ	On June 1, 2010, the Fund’s former Class I shares were reorganized into Class Y shares.

17        Invesco Van Kampen Growth and Income Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2010, through February 28, 2011.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(09/01/10)	(02/28/11)[1]	Period[2]	(02/28/11)	Period[2]	Ratio
A	$1,000.00	$1,283.30	$4.70	$1,020.68	$4.16	0.83%

B	1,000.00	1,282.80	4.87	1,020.53	4.31	0.86

C	1,000.00	1,278.80	8.93	1,016.96	7.90	1.58

R	1,000.00	1,281.60	6.11	1,019.44	5.41	1.08

Y	1,000.00	1,284.50	3.29	1,021.92	2.91	0.58

Institutional	1,000.00	1,285.80	2.10	1,022.96	1.86	0.37

[1]	The actual ending account value is based on the actual total return of the Fund for the period September 1, 2010 through February 28, 2011, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

18        Invesco Van Kampen Growth and Income Fund

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-09913 and 333-36074.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the period between June 1, 2010, and June 30, 2010, is available at invesco.com/proxysearch. In addition, this information is available on the SEC website, sec.gov. Proxy voting information for the predecessor fund prior to its reorganization with the Fund on June 1, 2010, is not available on the Invesco website but is or will be available on the SEC website under the predecessor fund.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

VK-GRI-SAR-1	Invesco Distributors, Inc.

ITEM 2. CODE OF ETHICS.
There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. SCHEDULE OF INVESTMENTS.
Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
None.
ITEM 11. CONTROLS AND PROCEDURES.
(a)	As of March 21, 2011, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of March 21, 2011, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.
(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
ITEM 12. EXHIBITS.

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	AIM Counselor Series Trust (Invesco Counselor Series Trust)

By:	/s/	Philip A. Taylor

Philip A. Taylor
Principal Executive Officer

Date:		May 12, 2011
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/	Philip A. Taylor

Philip A. Taylor
Principal Executive Officer

Date:		May 12, 2011

By:	/s/	Sheri Morris

Sheri Morris
Principal Financial Officer

Date:		May 12, 2011

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.